Supplement dated November 22, 2002 (effective at the close of business) to the January 1, 2002 Class B Shares Prospectus of the Saratoga Advantage Trust.



Reference is made to the section entitled "ADMINISTRATION" located on page 25 of the prospectus. The information under this section is deleted in its entirety and replaced with the following:

                The Bank of New York, located at 15 Broad Street, New York, New York 10286, is the custodian of the assets of the Trust, and Orbitex Fund Services, Inc., located at 150 Motor Parkway, Hauppauge, New York 11788, calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

                Orbitex Fund Services, Inc. provides administrative services and manages the administrative affairs of the Trust.


Reference is made to the section entitled "PURCHASE OF SHARES" located on page 25 of this prospectus. The information contained in the first sentence under this section is deleted in its entirety and replaced with the following:

             Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Orbitex Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor.

Supplement dated November 22, 2002 (effective at the close of business) to the January 1, 2002 Class C Shares Prospectus of the Saratoga Advantage Trust.



Reference is made to the section entitled "ADMINISTRATION" located on page 25 of the prospectus. The information under this section is deleted in its entirety and replaced with the following:

            The Bank of New York, located at 15 Broad Street, New York, New York 10286, is the custodian of the assets of the Trust, and Orbitex Fund Services, Inc., located at 150 Motor Parkway, Hauppauge, New York 11788, calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

            Orbitex Fund Services, Inc. provides administrative services and manages the administrative affairs of the Trust.


Reference is made to the section entitled "PURCHASE OF SHARES" located on page 25 of this prospectus. The information contained in the first sentence under this section is deleted in its entirety and replaced with the following:

            Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Orbitex Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor.

Supplement dated November 22, 2002 (effective at the close of business) to the January 1, 2002 Class I Shares Prospectus of the Saratoga Advantage Trust.



Reference is made to the section entitled "ADMINISTRATION" located on page 25 of the prospectus. The information under this section is deleted in its entirety and replaced with the following:

            The Bank of New York, located at 15 Broad Street, New York, New York 10286, is the custodian of the assets of the Trust, and Orbitex Fund Services, Inc., located at 150 Motor Parkway, Hauppauge, New York 11788, calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

            Orbitex Fund Services, Inc. provides administrative services and manages the administrative affairs of the Trust.


Reference is made to the section entitled "PURCHASE OF SHARES" located on page 26 of this prospectus. The information contained in the first sentence under this section is deleted in its entirety and replaced with the following:

            Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Orbitex Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor.

Supplement dated November 22, 2002 (effective at the close of business) to the January 1, 2002 Statement of Additional Information of the Saratoga Advantage Trust.



The Board of Trustees of the Trust has given discretion to the officers of the Trust to enter into new Distribution and Administration Agreements. Therefore, effective at the close of business November 22, 2002, the Trust's Distributor is Orbitex Funds Distributor, Inc. and the Trust's Administrator is Orbitex Fund Services, Inc.



Reference is made to the section entitled "Custodian, Transfer Agent and Shareholder Servicing Agent" located on page 36 of the statement of additional information. The information in this section is deleted in its entirety and replaced with the following:



           The Bank of New York, 15 Broad Street, New York, New York 10286, acts as custodian of the assets of the Trust. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 01271 acts as transfer agent and shareholder servicing agent for the Trust.